Cover	Dec. 04, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) of Volato Group, Inc. amends the Current Report on Form 8-K filed by the Company on December 4, 2025 (the “Original Report”). The sole purposes of this Amendment are to increase a liability associated with that certain Fourth Amendment to Aircraft Management Services Agreement with flyExclusive, Inc., as more fully described below, and make certain grammatical edits. No other revisions have been made to the Original Report.
Document Period End Date	Dec. 04, 2025
Entity File Number	001-41104
Entity Registrant Name	VOLATO GROUP, INC.
Entity Central Index Key	0001853070
Entity Tax Identification Number	86-2707040
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1954 Airport Road, Suite 124
Entity Address, City or Town	Chamblee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30341
City Area Code	844
Local Phone Number	399-8998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SOAR
Security Exchange Name	NYSEAMER
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $287.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $287.50
Trading Symbol	SOARW